                                                     Pruco Life Insurance Company

                                                    Strategic Partners Annuity One

                                                        Strategic Partners Plus

                                                      Strategic Partners Advisor

                                                     Strategic Partners FlexElite

                                                       Strategic Partners Select

                                                  Supplement, dated November 20, 2006
                                                                  To
                                                    Prospectuses, dated May 1, 2006

For each of the  above-referenced  prospectuses,  this supplement  reflects  certain changes to the underlying  mutual funds as well as disclosure  reflecting the maximum charge for the Guaranteed  Minimum Income Benefit  (available under Strategic  Partners Annuity One,
Strategic  Partners Plus, and Strategic  Partners  FlexElite),  the Lifetime Five Income Benefit  (available  under Strategic  Partners
Annuity One, Strategic  Partners Plus,  Strategic Partners  FlexElite,  and Strategic Partners Advisor),  and the Spousal Lifetime Five
Income Benefit (available under Strategic Partners FlexElite).

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One and Strategic Partners Plus,
we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals -
as a percentage of average GMIB Protected Value*                                        1.00%

Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals -
as a percentage of average GMIB Protected Value (current charge)                        0.25%

* We reserve the right to increase the charge to the maximum indicated upon any new election of the benefit.

In the table entitled Periodic Account  Expenses,  Insurance and  Administrative  Expenses with the Indicated  Benefits,  we revise the line items  pertaining  to the death  benefit  options and  Lifetime  Five to read as follows.  In addition,  we add a footnote  (which appears immediately after "Insurance And Administrative Expenses With The Indicated Benefits"):

                                                                         Contract                   Contract without
                                                                           with                          Credit
                                                                          Credit               (version under which bonus
                                                               (bonus credits generally not    credits vest over 7 years)
                                                                    recapturable after
                                                                  expiration of free look
                                                                          period)
Maximum charge for Lifetime Five*                                          1.50%                          1.50%
Lifetime Five Income Benefit (current charge)                              0.60%                          0.60%
Base Death Benefit                                                         1.50%                          1.40%
Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up               1.70%                          1.60%
Guaranteed Minimum Death Benefit Option - Greater of Roll-Up               1.80%                          1.70%
or Step-Up
     *In our original state filings for this benefit, we set forth maximum charges that we now are in the process of amending.
     Specifically, we have commenced filings with the states to establish the 1.50% maximum charge depicted above - - for both existing contracts and new-issue contracts.  As contemplated by those filings, we have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up, or for a new election of each such benefit.  However, we have no present intention of increasing the charge for this benefit to that maximum level.

      With respect to the Strategic Partners FlexElite  prospectus of Pruco Life (version of contract sold prior to May 1, 2003 or upon subsequent state approval),  in the table entitled  Periodic Account  Expenses,  Insurance and  Administrative  Expenses with the
      Indicated  Benefits,  we revise the line items  pertaining to the death benefit  options,  the GMIB option,  Lifetime  Five,  and
      Spousal  Lifetime Five to read as follows.  In addition,  we add a footnote  (which  appears  immediately  after  "Insurance  And
      Administrative Expenses With The Indicated Benefits"):

     Maximum charge for Lifetime Five*                                                           1.50%

     Maximum charge for Spousal Lifetime Five*                                                   1.50%

     Lifetime Five Income Benefit (current charge)                                               0.60%

     Spousal Lifetime Five Income Benefit (current charge)                                       0.75%

     Base Death Benefit                                                                          1.70%

     Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up                                1.90%

     Guaranteed Minimum Death Benefit Option - Greater of Roll-Up or  Step-Up                    2.00%

     Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge
     Upon Certain Withdrawals  - as a percentage of average GMIB Protected Value**              1.00%

     Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
     Certain Withdrawals - as a percentage of average GMIB Protected Value
     (current charge)                                                                                     0.45%
     *In our  original  state  filings  for each of these  benefits,  we set forth  maximum  charges  that we now are in the process of amending.  Specifically,  we have commenced  filings with the states to establish the 1.50% maximum charge  depicted above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for each of these  benefits up to the 1.50% maximum upon a step-up,  or for a new election of each such benefit.  However,  we have no present intention of increasing the charge for those benefits to that maximum level.
     **  We reserve the right to increase the charge to the maximum indicated upon any reset of the benefit or any new election of the benefit.

In the Summary of Contract Expenses section of the prospectus for Strategic Partners Advisor, under Insurance and Administrative
Expenses, we add line items that set forth the maximum charge for the Lifetime Five Income Benefit and the current charge for
Lifetime Five:

     Maximum charge for Lifetime Five Income Benefit*                                   1.50%

     Current charge for Lifetime Five Income Benefit*                                   0.60%
     *The charge for the  Lifetime  Five Income  Benefit is imposed  based on the value of assets in the  variable  investment  options only. In our original  state filings for this benefit,  we set forth a maximum  charge that we now are in the process of amending.
     Specifically,  we have  commenced  filings with the states to  establish  the 1.50%  maximum  charge  depicted  above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up,  or for a new election of the benefit.  However,  we have no present  intention of increasing the charges for this benefit to that maximum level.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

o        SP Small Cap Value Portfolio,  AST Small Cap Value Portfolio,  and Prudential Series Fund Equity Portfolio.  Salomon Brothers
         Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

o        SP LSV International Value Portfolio:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Value Portfolio (formerly SP LSV International Value Portfolio):  seeks         LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable       Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of     Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

o        SP William Blair International Growth Portfolio
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Growth Portfolio (formerly, SP William Blair International Growth               Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in           Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common      William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of   Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

      This  prospectus  supplement is intended to amend the  prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

SPVASUP5

                                                     Pruco Life Insurance Company

                                                   Strategic Partners Annuity One 3
                                                       Strategic Partners Plus 3
                                                     Strategic Partners FlexElite

                                                  Supplement, dated November 20, 2006
                                                                  To
                                                    Prospectuses, dated May 1, 2006

This supplement makes the following changes:

o        adds the Highest Daily  Lifetime Five Benefit to Strategic  Partners  Annuity One 3,  Strategic  Partners Plus 3 and Strategic
              Partners FlexElite of Pruco Life Insurance Company ("Pruco Life"); and
o        for each of the above-referenced prospectuses, reflects certain changes to the underlying mutual funds; and
o        for each of the  above-referenced  prospectuses,  sets forth the maximum charge for the guaranteed  minimum income benefit and certain other optional benefits.

TABLE OF CONTENTS

As a new entry within the line item  entitled  "Section 5: What Is The Lifetime Five Income  Benefit?",  we add a line item for Highest
Daily Lifetime Five.

As a new entry at the end of the Table of Contents, we add a reference to Appendix C, entitled "Asset Transfer Formula Under Highest
Daily Lifetime Five Benefit."

GLOSSARY

o        We add a definition  for "Benefit Fixed Rate Account",  that reads as follows:  "An investment  option offered as part of this contract that is used only if you have elected the optional  Highest Daily  Lifetime  Five Benefit.  Amounts  allocated to the
         Benefit  Fixed Rate  Account  earn a fixed rate of  interest,  and are held within our general  account.  You may not allocate purchase  payments  to the Benefit  Fixed Rate  Account.  Rather,  contract  value is  transferred  to the Benefit  Fixed Rate
         Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."
o        We revise the first  sentence of the  definition  of "Annual  Income  Amount" to state:  "Under the terms of the Lifetime Five
         Income  Benefit and the  Highest  Daily  Lifetime  Five  Benefit,  an amount  that you can  withdraw  each year as long as the annuitant lives."
o        We revise the first  sentence of the  definition  of "Excess  Income/Excess  Withdrawal"  to state:  "Under the Lifetime  Five
         Income  Benefit,  Spousal  Lifetime  Five Income  Benefit,  and Highest Daily  Lifetime Five Benefit,  Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount."
o        We add a definition  for "Highest Daily Lifetime Five Benefit" that reads as follows:  "An optional  feature  available for an additional  charge that  guarantees  your ability to withdraw  amounts equal to a percentage  of a principal  value called the
         Protected  Withdrawal  Value.  Subject  to our rules  regarding  the  timing and amount of  withdrawals,  we  guarantee  these withdrawal amounts, regardless of the impact of market performance on your contract value."
o        We revise the  definition  of  "Protected  Withdrawal  Value" to read as follows:  "Under the  Lifetime  Five Income  Benefit,
         Spousal Lifetime Five Income Benefit,  and Highest Daily Lifetime Five Benefit, an amount that we guarantee  regardless of the investment  performance of your contract  value. As discussed in Section 5, Protected  Withdrawal  Value is determined one way with  respect to the  Lifetime  Five Income  Benefit and the Spousal  Lifetime  Five Income  Benefit,  and another way for the
         Highest Daily Lifetime Five Benefit."

SUMMARY

o        We revise the last  paragraph of the Section 3 portion of the Summary to read as follows:  "The Lifetime Five Income  Benefit,
         Spousal  Lifetime  Five Income  Benefit,  and Highest  Daily  Lifetime  Five Benefit  (discussed  in Section 5) and the Income
         Appreciator  Benefit  (discussed  in Section 6) each may provide an  additional  amount upon which your  annuity  payments are based."
o        We add the following as the last  paragraph of the Section 5 portion of the Summary,  to read as follows:  "Finally,  we offer a benefit  called the Highest Daily  Lifetime Five  Benefit.  Highest Daily  Lifetime Five is similar to our Lifetime Five and
         Spousal Lifetime Five benefits,  in that under each such benefit,  there is a "protected  withdrawal value" that serves as the basis for  withdrawals you can make. As we discuss in more detail later, we guarantee this protected  withdrawal  value,  even if your contract value  declines.  Thus, as a participant in one of these  benefits,  you are assured of a certain amount that you can withdraw,  even if there is a  significant  decline in the  securities  markets.  Highest Daily  Lifetime Five Benefit differs from Lifetime Five and Spousal  Lifetime Five in that (a) the Protected  Withdrawal  Value is determined  based on the highest daily contract value and (b) we require you to  participate  in an asset transfer  program,  under which your contract value may be transferred  periodically  between the variable  investment  options and the Benefit Fixed Rate Account (which is part of our general  account).  We operate the asset  transfer  program under a formula,  which is described in the portion of
         Section 5 concerning  the Highest  Daily  Lifetime Five Benefit.  In addition,  in Appendix C, we set out the formula  itself.
         As discussed in Section 5, when you elect Highest  Daily  Lifetime  Five,  the asset  transfer  formula is made a part of your annuity  contract,  and thus may not be  altered  thereafter.  However,  we do  reserve  the  right to amend the  formula  for new-issued  annuity contracts that elect Highest Daily Lifetime Five and for existing  contracts that elect the benefit in the future.  As we discuss in more detail later in this  prospectus,  this  required  asset  transfer  program helps us manage our financial  exposure under Highest Daily Lifetime  Five, by moving assets out of the variable  investment  options in the event of securities  market  declines.  In essence,  we seek to preserve the value of these assets,  by transferring  them to a more stable account.  Of course,  the formula also  contemplates  the transfer of assets from the Benefit Fixed Rate Account to the variable investment options in certain other scenarios. "
o        We add the  following  as the last line item in the bullet  within the Section 8 portion of the Summary  concerning  insurance and administrative costs:

      "- 0.60% if you choose the Highest  Daily  Lifetime  Five  Benefit.  This charge is in addition to the charge for the  applicable death benefit."

SUMMARY OF CONTRACT EXPENSES

o        With respect to the Strategic  Partners  Annuity One 3 and Strategic  Partners Plus 3 prospectuses of Pruco Life, in the table entitled Periodic Account Expenses,  Insurance and  Administrative  Expenses with the Indicated  Benefits,  we revise the line items pertaining to the death benefit options,  the GMIB option,  Lifetime Five, and Spousal Lifetime Five to read as follows, and add a line item for Highest  Daily  Lifetime  Five.  In  addition,  we add a footnote  (which  appears  immediately  after
         "Insurance And Administrative Expenses With The Indicated Benefits"):
                                                                                    Contract              Contract
                                                                                    With                  Without
                                                                                    Credit                Credit

Maximum charge for Lifetime Five*                                                   1.50%                 1.50%

Maximum charge for Spousal Lifetime Five*                                           1.50%                 1.50%

Maximum charge for Highest Daily Lifetime Five*                                     1.50%                 1.50%

Lifetime Five Income Benefit (current charge)                                       0.60%                 0.60%

Spousal Lifetime Five Income Benefit (current charge)                               0.75%                 0.75%

Highest Daily Lifetime Five Income Benefit (current charge)                         0.60%                 0.60%

Base Death Benefit                                                                  1.50%                 1.40%

Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up                        1.75%                 1.65%

Guaranteed Minimum Death Benefit Option - Greater of Roll-Up
or Step-Up                                                                          1.85%                 1.75%

Highest Daily Value Death Benefit                                                   2.00%                 1.90%

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals as a percentage of average GMIB
Protected Value**                                                                   1.00%                 1.00%

Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals (for contracts sold on or
after January 20, 2004 or upon subsequent state approval) -
as a percentage of average GMIB Protected Value (current charge)                    0.50%                 0.50%

*The charge for the Lifetime Five Income  Benefit  (and,  if available  under your  contract,  Spousal  Lifetime Five and Highest Daily
Lifetime  Five) is imposed based on the value of assets in the variable  investment  options  only.  In our original  state filings for each of these  benefits,  we set forth  maximum  charges that we now are in the process of amending.  Specifically,  we have  commenced filings  with the  states  to  establish  the 1.50%  maximum  charge  depicted  above - - for both  existing  contracts  and  new-issue contracts.  As  contemplated  by those  filings,  we have the right to increase  the charge for each of these  benefits up to the 1.50%
maximum upon a step-up,  or for a new election of each such benefit.  However,  we have no present  intention of increasing the charges for those benefits to that maximum level.
** We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit or new election.

o        With respect to the Strategic  Partners  FlexElite  prospectus of Pruco Life (version of contract sold on or after May 1, 2003 or upon subsequent state approval),  in the table entitled Periodic Account Expenses,  Insurance and  Administrative  Expenses
         with the Indicated  Benefits,  we revise the line items  pertaining to the death benefit  options,  the GMIB option,  Lifetime
         Five,  and Spousal  Lifetime Five to read as follows,  and add a line item for Highest Daily  Lifetime  Five. In addition,  we add a footnote (which appears immediately after "Insurance And Administrative Expenses With The Indicated Benefits"):

Maximum charge for Lifetime Five*                                                                          1.50%
Maximum charge for Highest Daily Lifetime Five*                                                            1.50%
Maximum charge for Spousal Lifetime Five*                                                                  1.50%
Lifetime Five Income Benefit (current charge)                                                              0.60%
Spousal Lifetime Five Income Benefit (current charge)                                                      0.75%
Highest Daily Lifetime Five Income Benefit (current charge)                                                0.60%
Base Death Benefit                                                                                         1.65%
Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up                                               1.90%
Guaranteed Minimum Death Benefit Option - Greater of Roll-Up or Step-Up                                    2.00%
Highest Daily Value Death Benefit                                                                          2.15%
Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals  - as a        1.00%
percentage of average GMIB Protected Value**
Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals - (for contracts       0.50%
sold on or after January 20, 2004 or upon subsequent state approval) - as a percentage of average GMIB
Protected Value (current charge)
*The charge for the Lifetime Five Income  Benefit  (and,  if available  under your  contract,  Spousal  Lifetime Five and Highest Daily
Lifetime  Five) is imposed based on the value of assets in the variable  investment  options  only.  In our original  state filings for each of these  benefits,  we set forth  maximum  charges that we now are in the process of amending.  Specifically,  we have  commenced filings  with the  states  to  establish  the 1.50%  maximum  charge  depicted  above - - for both  existing  contracts  and  new-issue contracts.  As  contemplated  by those  filings,  we have the right to increase  the charge for each of these  benefits up to the 1.50%
maximum upon a step-up,  or for a new election of each such benefit.  However,  we have no present  intention of increasing the charges for those benefits to that maximum level.
**We reserve the right to increase this charge up to the maximum indicated upon any reset of the benefit or new election.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:
o        SP Small Cap Value Portfolio, AST Small Cap Value Portfolio, and Prudential Series Fund Equity Portfolio.  Salomon Brothers
              Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

o        SP LSV International Value Portfolio:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Value Portfolio (formerly SP LSV International Value Portfolio):  seeks         LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable       Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of     Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

o        SP William Blair International Growth Portfolio
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Growth Portfolio (formerly, SP William Blair International Growth               Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in           Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common      William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of   Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

SECTION 5:  WHAT IS THE LIFETIME FIVE INCOME BENEFIT?

We add the following new section to the end of the above-referenced  section of each prospectus for Pruco Life's Strategic Partners
Annuity One 3, Strategic Partners Plus 3, and Strategic Partners FlexElite (version of FlexElite contract sold on or after May 1,
2003 or upon subsequent state approval):

HIGHEST DAILY LIFETIME FIVE BENEFIT (HIGHEST DAILY LIFETIME FIVE)

The  Highest  Daily  Lifetime  Five  Benefit  described  below is only being  offered  in those  jurisdictions  where we have  received regulatory  approval,  and  will be  offered  subsequently  in  other  jurisdictions  when we  receive  regulatory  approval  in  those jurisdictions.  Certain terms and conditions may differ among  jurisdictions  once approved.  Highest Daily Lifetime Five is offered as an  alternative  to Lifetime Five and Spousal  Lifetime  Five.  Currently,  if you elect Highest Daily  Lifetime Five and  subsequently terminate the benefit,  you will not be able to re-elect  Highest Daily  Lifetime  Five,  and will have a waiting  period until you can elect Spousal  Lifetime Five or Lifetime  Five.  Specifically,  you will be permitted to elect  Lifetime Five or Spousal  Lifetime Five only on an  anniversary  of the contract  date that is at least 90 calendar  days from the date that Highest  Daily  Lifetime  Five was terminated.  We reserve the right to further  limit the election  frequency  in the future.  The income  benefit  under  Highest  Daily
Lifetime  Five  currently  is based on a single  "designated  life"  who is at least  55  years  old on the date  that the  benefit  is acquired.  The Highest Daily Lifetime Five Benefit is not available if you elect any other optional  living  benefit,  although you may elect any optional  death benefit  (other than the Highest  Daily Value Death  Benefit).  As long as your Highest  Daily  Lifetime Five
Benefit is in effect, you must allocate your contract value in accordance with the then-permitted  and available  investment  option(s)
with this program.

We offer a benefit  that  guarantees  until the death of the single  designated  life the  ability to  withdraw  an annual  amount (the
"Highest  Daily  Life  Income  Benefit")  equal to a  percentage  of an initial  principal  value (the  "Protected  Withdrawal  Value")
regardless of the impact of market  performance on the contract value,  subject to our program rules regarding the timing and amount of withdrawals.  The benefit may be appropriate  if you intend to make periodic  withdrawals  from your contract,  and wish to ensure that market  performance  will not affect your ability to receive annual  payments.  You are not required to make withdrawals as part of the program  -- the  guarantees  are not lost if you  withdraw  less than the  maximum  allowable  amount  each year under the rules of the benefit.  We discuss  Highest Daily Lifetime Five in greater detail  immediately  below. In addition,  please see the Glossary  section of this  prospectus  for  definitions  of some of the key terms  used with this  benefit.  As  discussed  below,  we  require  that you participate  in our asset  transfer  program in order to  participate  in Highest Daily  Lifetime  Five,  and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Protected Withdrawal Value, which is an amount that is distinct from contract value.  Protected Withdrawal Value is used to determine the Highest Daily Annual Income Amount - - which is amount that you can take out annually as a withdrawal for your entire life.  Because each of the Protected Withdrawal Value and
Highest Daily Annual Income Amount is determined in a way that is not solely related to contract value, it is possible for the contract value to fall to zero, even though the Highest Daily Annual Income Amount remains.  You are guaranteed to be able to withdraw the Highest Daily Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals."
Excess withdrawals, as discussed below, will reduce your Highest Daily Annual Income Amount.  Thus, you could experience a scenario in which your contract value was zero, and, due to your excess withdrawals, your Highest Daily Annual Income Amount also was reduced to zero.  In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE -- PROTECTED WITHDRAWAL VALUE
The Protected  Withdrawal  Value is used to determine the amount of the annual  payments  under the Highest Daily Life Income  Benefit.
The Protected  Withdrawal  Value  initially is equal to the contract  value on the date that you elect Highest Daily  Lifetime Five. On each business day  thereafter,  until the earlier of the first  withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected  Withdrawal  Value.  Specifically,  on each such business day (the "Current  Business Day"), the Protected
Withdrawal Value is equal to the greater of:

o        The Protected  Withdrawal  Value for the immediately  preceding  business day (the "Prior  Business Day"),  appreciated at the daily  equivalent  of 5% annually  during the calendar  day(s)  between the Prior  Business  Day and the Current  Business Day
         (i.e.,  one day for successive  business days, but more than one calendar day for business days that are separated by weekends and/or  holidays),  plus the amount of any purchase  payment  (including any associated  credit) made on the Current  Business
         Day; and
o        The contract value.

We cease these daily  calculations  of the  Protected  Withdrawal  Value when you make your first  withdrawal.  However,  as  discussed below,  subsequent  purchase payments (and any associated  credits for Strategic  Partners Annuity One 3 and Strategic  Partners Plus 3
only) will  increase the amount we guarantee to pay annually  under the Highest Daily Life Income  Benefit (the  "Highest  Daily Annual
Income Amount"), while "excess" withdrawals (as described below) may decrease the Highest Daily Annual Income Amount.

KEY FEATURE - HIGHEST DAILY ANNUAL INCOME AMOUNT UNDER HIGHEST DAILY LIFETIME FIVE BENEFIT

The initial  Highest  Daily Annual Income Amount is equal to 5% of the Protected  Withdrawal  Value.  Under the Highest Daily  Lifetime
Five benefit,  if your  cumulative  withdrawals  in a contract  year are less than or equal to the Highest Daily Annual Income  Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent  contract years,  but any such  withdrawals  will reduce the
Highest Daily Annual Income Amount on a  dollar-for-dollar  basis in that contract year. If your  cumulative  withdrawals are in excess of the Highest Daily Annual  Income  Amount  ("Excess  Income"),  your Highest  Daily Annual Income Amount in subsequent  years will be reduced (except with regard to required  minimum  distributions)  by the result of the ratio of the Excess Income to the contract value immediately  prior to such  withdrawal  (see  examples  of this  calculation  below).  Reductions  include  the  actual  amount  of the withdrawal,  including any CDSC that may apply. A purchase payment that you make will increase the  then-existing  Highest Daily Annual
Income  Amount by an amount equal to 5% of the purchase  payment  (including,  with  respect to  Strategic  Partners  Annuity One 3 and
Strategic Partners Plus 3 only, the amount of any associated credits).

An automatic  step-up feature  ("Highest  Quarterly Auto Step-Up") is included as part of this benefit.  As detailed in this paragraph, the Highest  Quarterly Auto Step-Up  feature can result in a larger Highest Daily Annual Income Amount if your contract value increases subsequent  to your first  withdrawal.  We begin  examining  contract  values for purposes of this feature  starting  with the contract anniversary  immediately after your first withdrawal under the benefit.  Specifically,  upon the first such contract  anniversary after your first withdrawal,  we identify the contract value on the business days  corresponding to the end of each quarter that (i) is based on your contract year,  rather than a calendar year (ii) is subsequent to the first  withdrawal and (iii) falls within the  immediately preceding  contract  year.  If the end of any such quarter  falls on a holiday or a weekend,  we use the next business day. We multiply each of those quarterly contract values by 5%, adjust each such quarterly value for subsequent  withdrawals and purchase payments,  and then select the highest of those values.  If the highest of those values exceeds the existing  Highest Daily Annual Income  Amount,  we replace the  existing  amount with the new,  higher  amount.  Otherwise,  we leave the existing  Highest  Daily  Annual  Income  Amount intact.  In later years (i.e.,  after the first contract  anniversary  after the first  withdrawal),  we determine whether an automatic step-up should occur on each contract  anniversary,  by performing a similar  examination of the contract values on the end of the four immediately  preceding  quarters.  If, on the date that we implement a Highest  Quarterly  Auto  Step-Up to your  Highest  Daily Annual
Income  Amount,  the charge for  Highest  Daily  Lifetime  Five has  changed,  you may be subject to the new charge at the time of such step-up.  Prior to  increasing  your charge for Highest  Daily  Lifetime  Five upon a step-up,  we would  notify you,  and give you the opportunity to cancel the automatic step-up feature.

The Highest Daily Lifetime Five program does not affect your ability to make  withdrawals  under your  contract,  or limit your ability to request  withdrawals  that exceed the Highest Daily Annual Income  Amount.  Under Highest Daily  Lifetime  Five, if your  cumulative withdrawals  in a contract  year are less than or equal to the Highest Daily Annual  Income  Amount,  they will not reduce your Highest
Daily Annual Income Amount in subsequent  contract years,  but any such  withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that contract year.

If,  cumulatively,  you withdraw an amount less than the Highest Daily Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Highest Daily Annual Income Amount to subsequent contract years.

Examples  of  dollar-for-dollar  and  proportional  reductions,  and the Highest  Quarterly  Step-Up  are set forth  below.  The values depicted here are purely  hypothetical,  and do not reflect the charges for the Highest  Daily  Lifetime Five Benefit or any other fees and charges.  Please assume the following for all three examples:

o        The contract is purchased on December 1, 2006
o        On May 2, 2007, the client elects Highest Daily Lifetime Five and takes the first withdrawal under the benefit on the same day.

Dollar-for-dollar reductions
On May 2, 2007,  the  Protected  Withdrawal  Value is $120,000,  resulting in a Highest  Daily  Annual  Income  Amount of $6,000 (5% of
$120,000).  Assuming  $2,500 is withdrawn  from the contract on this date,  the  remaining  Highest Daily Annual Income Amount for that contract  year (up to and including  December 1, 2007) is $3,500.  This is the result of a  dollar-for-dollar  reduction of the Highest
Daily Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing  the previous  example,  assume an additional  withdrawal  of $5,000 occurs on August 6, 2007 and the contract  value at the time of this  withdrawal  is $110,000.  The first $3,500 of this  withdrawal  reduces the Highest  Daily Annual  Income Amount for that contract year to $0. The  remaining  withdrawal  amount  ($1,500)  reduces the Highest  Daily Annual  Income Amount in future  contract years on a  proportional  basis based on the ratio of the excess  withdrawal  to the  contract  value  immediately  prior to the excess withdrawal.  (Note that if there were other  withdrawals in that contract year,  each withdrawal  would result in another  proportional reduction to the Highest Daily Annual Income Amount).

Here is the calculation:

Contract value before withdrawal                                           $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Contract value immediately before excess withdrawal of $1,500              $106,500.00

Excess withdrawal amount,                                                    $1,500.00
divided by contract value immediately before excess withdrawal             $106,500.00
Ratio                                                                            1.41%

Highest Daily Annual Income Amount                                           $6,000.00
Less ratio of 1.41%                                                            -$84.51
Highest Daily Annual Income Amount for future contract years                 $5,915.49

Highest Quarterly Step

On each contract  anniversary  date,  the Highest Daily Annual Income Amount is stepped-up if 5% of the highest  quarterly  value since your first  withdrawal (or last contract  anniversary in subsequent  years),  adjusted for excess  withdrawals and additional  purchase payments,  is greater than the Highest Daily Annual  Income  Amount,  also  adjusted for excess  withdrawals  and  additional  purchase payments.

Continuing  the same example as above,  the Highest Daily Annual Income  Amount for this contract year is $6,000.  However,  the excess withdrawal  on August 6th reduces  this amount to  $5,915.49  for future years (see above).  For the next  contract  year,  the Highest
Daily Annual Income Amount will be stepped-up if 5% of the highest  quarterly  contract  value,  adjusted for  withdrawals,  is greater than $5,915.49.  Here are the  calculations  for determining the quarterly  values.  Only the June 1 value is being adjusted for excess withdrawals, as the September 1 and December 1 valuation dates occur after the excess withdrawal on August 6.

                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Annual Income
                                                       withdrawal and     Amount (5% of the Highest
           Date*                Account value            premium)**            Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the contract anniversary date is December 1.  The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1.  In this example, we do not use the March 1 date as the first withdrawal took place after March 1.  The contract anniversary date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily
Annual Income Amount of $5,900.00.  This amount is adjusted on August 6 to reflect the $5,000 withdrawal.  The calculations for the adjustments are:

|X|      The contract value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Highest Daily
         Annual Income Amount for the contract year), resulting in an adjusted contract value of $114,500 before the excess withdrawal.
|X|      This amount  ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the contract value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of
         $112,885.55.

The adjusted Highest Daily Annual Income Amount is carried forward to the next quarterly anniversary date of September 1.  At this time, we compare this amount to 5% of the contract value on September 1.  Since the June 1 adjusted Highest Daily Annual Income
Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.  The contract value on December 1 is $119,000 and 5% of this amount is $5,950.  Since this is higher than $5,644.28, the adjusted Highest Daily Annual Income Amount is reset to $5,950.00

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00.  Since this amount is higher than the current year's Highest Daily Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Highest Daily Annual Income Amount for the next contract year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER HIGHEST DAILY LIFETIME FIVE

o        To the extent that your  contract  value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the Highest Daily Annual Income  Amount and amounts are still  payable  under the Highest Daily Life Income  Benefit,  we will make an additional  payment,  if any, for that  contract  year equal to the remaining  Highest Daily Annual Income Amount for the contract  year.  Thus,  in that  scenario,  the  remaining  Highest  Daily Annual  Income Amount would be payable even though your contract  value was reduced to zero. In  subsequent  contract  years we make payments that equal the Highest Daily
         Annual Income Amount as described in this section.  We will make payments  until the death of the single  designated  life. To the extent that  cumulative  withdrawals  in the current  contract year that reduced your contract value to zero are more than the Highest Daily Annual Income Amount, the Highest Daily Lifetime Five Benefit  terminates,  and no additional  payments will be made.

o        If annuity  payments are to begin under the terms of your contract,  or if you decide to begin receiving  annuity payments and there is a Highest  Daily Annual  Income  Amount due in  subsequent  contract  years,  you can elect one of the  following two options:

         (1) Apply your contract value to any annuity option available; or
         (2) Request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Highest
         Daily Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when  mandatory  annuity  payments are to begin,  we will make annual  annuity  payments in the form of a single life fixed  annuity with ten payments  certain,  by applying the greater of the annuity  rates then  currently  available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

     (1) The present value of the future Highest Daily Annual Income Amount  payments.  Such present value will be calculated using the greater of the single life fixed annuity rates then currently  available or the single life fixed annuity rates guaranteed in your contract; and
     (2) The contract value.

o        If no withdrawal  was ever taken,  we will  determine the  Protected  Withdrawal  Value and calculate the Highest Daily Annual
         Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

o        Withdrawals  under the Highest  Daily  Lifetime  Five benefit are subject to all of the terms and  conditions of the contract, including any CDSC.  We take withdrawals pro rata from your variable investment options and fixed investment options.
o        Withdrawals  made while the Highest Daily  Lifetime Five program is in effect will be treated,  for tax purposes,  in the same way as any other  withdrawals  under the  contract.  The Highest  Daily  Lifetime  Five program  does not directly  affect the contract value or surrender  value,  but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your contract, you will receive the current surrender value.
o        You can make  withdrawals  from your contract  while your contract  value is greater than zero without  purchasing the Highest
         Daily  Lifetime  Five Benefit.  The Highest  Daily  Lifetime  Five Benefit  provides a guarantee  that if your contract  value declines  due to market  performance,  you will be able to receive  your Highest  Daily  Annual  Income  Amount in the form of periodic benefit payments.
o        You must allocate your contract value in accordance with the then available  investment  option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five Benefit.

ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT

For  Highest  Daily  Lifetime  Five,  there  must be either a single  owner who is the same as the  annuitant,  or if the  contract  is entity-owned, there must be a single natural person annuitant.  In either case, the annuitant must be at least 55 years old.

Any change of the annuitant  under the contract will result in cancellation  of Highest Daily Lifetime Five.  Similarly,  any change of owner will result in  cancellation  of Highest Daily  Lifetime Five,  except if (a) the new owner has the same taxpayer  identification number as the previous  owner,  (b) both the new owner and previous  owner are entities,  or (c) the previous owner is a natural person and the new owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your  contract.  We also offer  existing  owners (i.e.,  those who have already  acquired  their  contract) the option to elect Highest Daily  Lifetime  Five,  subject to our  eligibility  rules and restrictions.

Currently,  if you  terminate the Highest  Daily  Lifetime Five Benefit,  you will (a) not be permitted to re-elect the benefit and (b)
will be allowed to elect the Spousal  Lifetime  Five Benefit or the Lifetime  Five Income  Benefit on any  anniversary  of the contract date that is at least 90 calendar days from the date the Highest Daily  Lifetime Five Benefit was  terminated.  We reserve the right to further  limit the election  frequency in the future.  Before making any such change to the election  frequency,  we will provide prior notice to owners who have an effective Highest Daily Lifetime Five Benefit.

TERMINATION OF THE BENEFIT
You may terminate the benefit at any time by notifying  us. If you  terminate the benefit,  any guarantee  provided by the benefit will terminate as of the date the  termination is effective,  and certain  restrictions  on re-election  will apply as described  above.  We reserve the right to further limit the election  frequency in the future.  The benefit  terminates:  (i) upon your  termination  of the benefit,  (ii) upon your surrender of the contract,  (iii) upon your election to begin receiving annuity payments;  (iv) upon the death of the  designated  life, (v) if both the contract value and Highest Daily Annual Income Amount equal zero, or (vi) if you fail to meet our requirements for issuing the benefit.

Upon  termination  of Highest Daily  Lifetime  Five,  we cease  deducting  the charge for the benefit.  With regard to your  investment allocations,  upon termination we will: (i) leave intact amounts that are held in the variable  investment  options,  and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as described  below) to your variable  investment  options,  based on your existing allocation  instructions  or (in the  absence of such  existing  instructions)  pro rata (i.e.  in the same  proportion  as the current balances in your variable investment options).

ASSET TRANSFER COMPONENT OF HIGHEST DAILY LIFETIME FIVE

As indicated  above, we limit the  sub-accounts to which you may allocate  contract value if you elect Highest Daily Lifetime Five. For purposes  of this  benefit,  we refer  to  those  permitted  sub-accounts  as the  "Permitted  Sub-accounts".  A list of the  Permitted
Sub-accounts  appears  in the  application  form  that you must  submit  to us in order to elect  this  benefit.  As a  requirement  of participating in Highest Daily Lifetime Five, we require that you participate in our specialized  asset transfer  program,  under which we may transfer  contract  value  between the  Permitted  Sub-accounts  and a fixed  interest  rate account that is part of our general account (the "Benefit Fixed Rate  Account").  The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  purchase  payments to that  Account.  The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  sub-accounts  for Highest Daily Lifetime
Five.  The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  contract  value daily and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement for this benefit (and also appears in the Appendices to this prospectus).  Speaking  generally,  the formula,  which we apply each business day, operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount.  Then, using our actuarial tables,  based on paying you the  projected  Highest  Daily Annual Income Amount each year for the rest of your life, we produce an estimate of the total amount of our  obligation.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have already made a  withdrawal,  your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up  implemented according  to the step-up  formula  described  above.  Next,  the formula  subtracts  from the Target Value the amount held within the
 Benefit  Fixed Rate  Account on that day, and divides  that  difference  by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target Value that is not offset by amounts held within the Benefit  Fixed Rate
 Account,  is  called  the  "Target  Ratio"  or "r".  If the  Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means essentially  that too much Target Value is not offset by assets within the Benefit Fixed Rate Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur.

 As you can glean from the formula,  a downturn in the  securities  markets  (i.e., a reduction in the amount held within the Permitted
 Sub-accounts)  may cause us to transfer  some of your  variable  contract  value to the Benefit  Fixed Rate  Account,  because  such a reduction will tend to increase the Target Ratio.  Moreover,  certain market return  scenarios  involving "flat" returns over a period of time also could  result in the  transfer of money to the Benefit  Fixed Rate  Account.  In deciding  how much to  transfer,  we use another formula,  which essentially seeks to re-balance amounts held in the Permitted  Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target,  which  currently is equal to 80%. Once you elect Highest Daily  Lifetime Five, the ratios we use will be fixed.  For newly issued  contracts  that elect Highest  Daily  Lifetime  Five and existing  contracts  that elect Highest
 Daily Lifetime Five, we reserve the right to change the ratios.

While you are not notified when your contract  reaches a reallocation  trigger,  you will receive a confirmation  statement  indicating the  transfer  of a portion  of your  contract  value  either to or from the  Benefit  Fixed  Rate  Account.  The  formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may:

o        Not make any transfer; or
o        If a portion of your contract value was previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation  instructions (e.g., asset allocation) or (in the absence of such  existing  instructions)  pro rata.  Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate
         Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your  contract  value in the Permitted  Sub-accounts  pro-rata to the Benefit Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant  amount of your contract  value is  systematically  transferred  to the Benefit Fixed Rate Account  during  periods of market  declines or low interest  rates,  less of your contract value may be available to  participate in the investment  experience of the Permitted  Sub-accounts if there is a subsequent  market recovery.  Under the reallocation  formula that we employ,  it is possible that a significant portion of your contract value may be allocated to the Benefit Fixed Rate Account.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase a contract as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section  401(a),  the minimum  distribution  rules under the Code require that you begin  receiving periodic  amounts  from  your  contract  beginning  after  age 70 1/2.  For a Tax  Sheltered  Annuity  or a 401(a)  plan for  which the participant  is not a greater  than 5 percent  owner of the  employer,  this  required  beginning  date can  generally  be  deferred to retirement,  if later.  Roth IRAs are not subject to these rules during the owner's  lifetime.  The amount  required under the Code may exceed the Highest Daily Annual Income  Amount,  which will cause us to increase the Highest Daily Annual Income Amount in any contract year that required minimum  distributions  due from your contract are greater than such amounts.  In addition,  the amount and duration of payments under the annuity  payment and death benefit  provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

SECTION 8 (subsection entitled "Insurance and Administrative Charges")

We replace the first two sentences of the first paragraph  concerning the charges for Lifetime Five and Spousal  Lifetime Five with the following:  "We impose an  additional  charge of 0.60%  annually if you choose the Lifetime  Five Income  Benefit or the Highest  Daily
Lifetime Five Benefit, and an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit."

APPENDIX B:  Selecting The Variable Annuity That's Right For You

In the product  comparison  chart,  we revise the line item (and  accompanying  footnote)  concerning  Living  Benefits to reflect that
Highest  Daily  Lifetime  Five is available  under  Strategic  Partners  FlexElite 2,  Strategic  Partners  Annuity One 3 and Strategic
Partners Plus 3.

We add the following as Appendix C:

Appendix C

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit
Fixed Rate Account.  Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your contract.  However, as discussed in Section 5, we reserve the right to modify this formula with respect to those who elect
Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date")
       and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - the factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factors that we use currently are derived from the a2000 Individual Annuity
       Mortality Table with an assumed interest rate of 3%.  Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.
o        Q - age based factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.  The factor is currently set equal to 1.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        F - the total value of all Benefit Fixed Rate Account allocations.
o        I -  the income value prior to the first withdrawal.  The income value is equal to what the Highest Daily Annual Income
       Amount would be if the first withdrawal were taken on the date of calculation.  After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the contract value times the annual income percentage.
o        T - the amount of a transfer into or out of the Benefit Fixed Rate Account.
o        I% - annual income amount percentage.  This factor is established on the Effective Date and is not changed for the life of the guarantee.  Currently, this percentage is equal to 5%.

Target Value Calculation:
On each business day, a target value (L) is calculated, according to the following formula.  If the variable contract value  (V) is equal to zero, no calculation is necessary.

                  L = I * Q * a

Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

         Target Ratio r = (L - F) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.
o        If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate
         Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date  and is not changed for the life of the guarantee, determines the transfer amount:
     T ={Min(V, [L - F - V *  Ct] / (1-Ct))}                  T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed
                                                              Rate Account
     T ={Min(F, [L - F - V *  Ct] / (1-Ct))}                  T<0, Money moving from the Benefit Fixed Rate Account to the Permitted
                                                              Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one.  A table of values for "a" appears below.

Target Value Calculation:

L        = I * Q * a

         = 5000.67 * 1 * 15.34

         = 76,710.28

Target Ratio:

r         = (L - F) / V
         = (76,710.28 - 0) / 92,300.00

         = 83.11%

Since  r > Cu  ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T        = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

         = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}
         = { Min ( 92,300.00, 14,351.40 )}

         = 14,351.40

                                              Age 65 "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months
Years            1        2       3        4        5        6       7        8        9       10      11       12
        1    15.34    15.31   15.27    15.23    15.20    15.16   15.13    15.09    15.05    15.02   14.98    14.95
        2    14.91    14.87   14.84    14.80    14.76    14.73   14.69    14.66    14.62    14.58   14.55    14.51
        3    14.47    14.44   14.40    14.36    14.33    14.29   14.26    14.22    14.18    14.15   14.11    14.07
        4    14.04    14.00   13.96    13.93    13.89    13.85   13.82    13.78    13.74    13.71   13.67    13.63
        5    13.60    13.56   13.52    13.48    13.45    13.41   13.37    13.34    13.30    13.26   13.23    13.19
        6    13.15    13.12   13.08    13.04    13.00    12.97   12.93    12.89    12.86    12.82   12.78    12.75
        7    12.71    12.67   12.63    12.60    12.56    12.52   12.49    12.45    12.41    12.38   12.34    12.30
        8    12.26    12.23   12.19    12.15    12.12    12.08   12.04    12.01    11.97    11.93   11.90    11.86
        9    11.82    11.78   11.75    11.71    11.67    11.64   11.60    11.56    11.53    11.49   11.45    11.42
       10    11.38    11.34   11.31    11.27    11.23    11.20   11.16    11.12    11.09    11.05   11.01    10.98
       11    10.94    10.90   10.87    10.83    10.79    10.76   10.72    10.69    10.65    10.61   10.58    10.54
       12    10.50    10.47   10.43    10.40    10.36    10.32   10.29    10.25    10.21    10.18   10.14    10.11
       13    10.07    10.04   10.00     9.96     9.93     9.89    9.86     9.82     9.79     9.75    9.71     9.68
       14     9.64     9.61    9.57     9.54     9.50     9.47    9.43     9.40     9.36     9.33    9.29     9.26
       15     9.22     9.19    9.15     9.12     9.08     9.05    9.02     8.98     8.95     8.91    8.88     8.84
       16     8.81     8.77    8.74     8.71     8.67     8.64    8.60     8.57     8.54     8.50    8.47     8.44
       17     8.40     8.37    8.34     8.30     8.27     8.24    8.20     8.17     8.14     8.10    8.07     8.04
       18     8.00     7.97    7.94     7.91     7.88     7.84    7.81     7.78     7.75     7.71    7.68     7.65
       19     7.62     7.59    7.55     7.52     7.49     7.46    7.43     7.40     7.37     7.33    7.30     7.27
       20     7.24     7.21    7.18     7.15     7.12     7.09    7.06     7.03     7.00     6.97    6.94     6.91
       21     6.88     6.85    6.82     6.79     6.76     6.73    6.70     6.67     6.64     6.61    6.58     6.55
       22     6.52     6.50    6.47     6.44     6.41     6.38    6.36     6.33     6.30     6.27    6.24     6.22
       23     6.19     6.16    6.13     6.11     6.08     6.05    6.03     6.00     5.97     5.94    5.92     5.89
       24     5.86     5.84    5.81     5.79     5.76     5.74    5.71     5.69     5.66     5.63    5.61     5.58
       25     5.56     5.53    5.51     5.48     5.46     5.44    5.41     5.39     5.36     5.34    5.32     5.29
       26     5.27     5.24    5.22     5.20     5.18     5.15    5.13     5.11     5.08     5.06    5.04     5.01
       27     4.99     4.97    4.95     4.93     4.91     4.88    4.86     4.84     4.82     4.80    4.78     4.75
       28     4.73     4.71    4.69     4.67     4.65     4.63    4.61     4.59     4.57     4.55    4.53     4.51
       29     4.49     4.47    4.45     4.43     4.41     4.39    4.37     4.35     4.33     4.32    4.30     4.28
       30     4.26     4.24    4.22     4.20     4.18     4.17    4.15     4.13     4.11     4.09    4.07     4.06
       31     4.04     4.02    4.00     3.98     3.97     3.95    3.93     3.91     3.90     3.88    3.86     3.84
       32     3.83     3.81    3.79     3.78     3.76     3.74    3.72     3.71     3.69     3.67    3.66     3.64
       33     3.62     3.61    3.59     3.57     3.55     3.54    3.52     3.50     3.49     3.47    3.45     3.44
       34     3.42     3.40    3.39     3.37     3.35     3.34    3.32     3.30     3.29     3.27    3.25     3.24
       35     3.22     3.20    3.18     3.17     3.15     3.13    3.12     3.10     3.08     3.07    3.05     3.03
       36     3.02     3.00    2.98     2.96     2.95     2.93    2.91     2.90     2.88     2.86    2.85     2.83
       37     2.81     2.79    2.78     2.76     2.74     2.73    2.71     2.69     2.68     2.66    2.64     2.62
       38     2.61     2.59    2.57     2.56     2.54     2.52    2.51     2.49     2.47     2.45    2.44     2.42
       39     2.40     2.39    2.37     2.35     2.34     2.32    2.30     2.29     2.27     2.25    2.24     2.22
       40     2.20     2.19    2.17     2.15     2.14     2.12    2.11     2.09     2.07     2.06    2.04     2.02
       41     2.01     1.84    1.67     1.51     1.34     1.17    1.00     0.84     0.67     0.50    0.33     0.17
         * The values set forth in this table are applied to all ages.

      This  prospectus  supplement is intended to amend the  prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

SPVASUP4